Investment Securities - Schedule of Amortized Costs, Gains and Losses, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	$ 230,939	$ 249,558
Gross Unrealized Gains	1,244	126
Gross Unrealized Losses	(22,244)	(31,032)
Fair Value	209,939	218,652
U.S. Treasury
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	4,949	4,937
Gross Unrealized Gains	119	0
Gross Unrealized Losses	0	(22)
Fair Value	5,068	4,915
U.S. government and federal agency obligations
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost		408
Gross Unrealized Gains		0
Gross Unrealized Losses		(7)
Fair Value		401
U.S. government-sponsored enterprises
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	5,001	13,020
Gross Unrealized Gains	31	11
Gross Unrealized Losses	(116)	(227)
Fair Value	4,916	12,804
Obligations of states and political subdivisions
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	121,569	125,559
Gross Unrealized Gains	28	7
Gross Unrealized Losses	(17,406)	(23,080)
Fair Value	104,191	102,486
Mortgage-backed securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	74,955	84,729
Gross Unrealized Gains	769	59
Gross Unrealized Losses	(4,227)	(6,678)
Fair Value	71,497	78,110
Other debt securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	22,979	19,419
Gross Unrealized Gains	297	49
Gross Unrealized Losses	(325)	(781)
Fair Value	22,951	18,687
Bank issued trust preferred securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	1,486	1,486
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(170)	(237)
Fair Value	$ 1,316	$ 1,249